PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Restrictions on Cash and Cash Equivalents
Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	1,928,302,849	3,104,916,803
Restricted cash	833,071,955	377,110,770
Total	2,761,374,804	3,482,027,573

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table summarizes the impact of adopting ASC 606 on the Company’s Consolidation Statements of Operations

	For the year ended December 31, 2018
	As reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Total revenues	25,042,613,341	25,015,058,894	27,554,447
Income from continuing operations before income taxes	407,375,203	379,820,756	27,554,447
Income tax expenses	(4,409,523)	(8,542,690)	(4,133,167)
Net income	405,575,533	382,154,253	23,421,280

The following table summarizes the impact of adopting ASC 606 on the Company’s Consolidated Balance sheet:

	As of December 31, 2018
	As reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
ASSETS
Current assets:
Accounts receivable, net - third parties	5,436,370,691	5,408,816,244	27,554,447
Non-current assets:
Deferred tax assets	338,069,324	342,202,491	(4,133,167)

Shareholders’ equity:
Retained earnings	3,202,528,312	3,179,107,032	23,421,280

Schedule of Product Warranty Liability
Movement of accrued warranty cost

	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	421,830,367	575,254,503	643,307,854
Additions	257,464,846	299,331,079	278,417,311
Utilization	(11,957,359)	(114,112,651)	(102,600,327)
Reversal to selling and marketing expense	(92,083,351)	(117,165,077)	(162,447,593)
At end of year	575,254,503	643,307,854	656,677,245